Compensation Plans (Range Of Exercise Price Of Stock Appreciation Rights) (Details)	12 Months Ended					12 Months Ended													12 Months Ended							12 Months Ended
	Dec. 31, 2014 Canadian Dollar [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2013 Canadian Dollar [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2013 Canadian Dollar [Member] Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar [Member] Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2014 Canadian Dollar [Member] Performance Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2013 Canadian Dollar [Member] Performance Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar [Member] Performance Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2013 Canadian Dollar [Member] Performance Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar [Member] Performance Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2013 Canadian Dollar [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2012 Canadian Dollar [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2013 Canadian Dollar [Member] Stock Appreciation Rights (SARs) [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar [Member] Stock Appreciation Rights (SARs) [Member] Cenovus [Member] CAD	Dec. 31, 2013 Canadian Dollar [Member] Performance Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar [Member] Performance Stock Appreciation Rights [Member] CAD	Dec. 31, 2013 Canadian Dollar [Member] Performance Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar [Member] Performance Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2014 Canadian Dollar [Member] 10.00 to 19.99 [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2014 Canadian Dollar [Member] 10.00 to 19.99 [Member] Performance Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2014 Canadian Dollar [Member] 20.00 to 29.99 [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2014 Canadian Dollar [Member] 30.00 to 39.99 [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2014 United States Of America Dollars [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2013 United States Of America Dollars [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2012 United States Of America Dollars [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2014 United States Of America Dollars [Member] 10.00 to 19.99 [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2014 United States Of America Dollars [Member] 20.00 to 29.99 [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2014 United States Of America Dollars [Member] 30.00 to 39.99 [Member] Stock Appreciation Rights (SARs) [Member] USD ($)
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range Limit																			10.00	10.00	20.00	30.00				$ 10.00	$ 20.00	$ 30.00
Exercise Price, Upper Range Limit																			19.99	19.99	29.99	39.99				$ 19.99	$ 29.99	$ 39.99
Outstanding Number	20,401,000	22,512,000	17,168,000	527,000	2,025,000	935,000	3,125,000	4,879,000	953,000	3,205,000	730,000	1,843,000	230,000	1,027,000	1,181,000	2,455,000	385,000	1,319,000	7,108,000	935,000	9,057,000	4,236,000	12,264,000	14,930,000	12,165,000	5,110,000	3,530,000	3,624,000
Weighted Average Remaining Contractual Life (years)	2 years 7 months 6 days					3 years 5 months 12 days													3 years 1 month 28 days	3 years 5 months 12 days	3 years 1 month 2 days	7 months 10 days	2 years 3 months 11 days			3 years 7 months 6 days	2 years 1 month 17 days	6 months 29 days
Outstanding, Weighted Average Exercise Price	22.30	23.11	27.84	26.29	29.75	18.00	25.74	32.44	26.27	29.00	29.11	33.79	26.42	31.25	29.04	32.20	26.27	28.74	18.10	18.00	21.05	32.03	$ 23.04	$ 23.79	$ 26.50	$ 18.20	$ 21.75	$ 31.13
Exercisable Number	9,951,000	9,360,000		527,000			2,190,000		953,000		730,000		230,000		1,181,000		385,000		1,853,000		3,862,000	4,236,000	7,310,000	7,328,000		760,000	2,926,000	3,624,000
Exercisable, Weighted Average Exercise Price	25.40	27.84		26.29			29.04		26.27		29.11		26.42		29.04		26.27		18.12		21.63	32.03	$ 25.97	$ 27.32		$ 17.97	$ 21.66	$ 31.13